4. General and Administrative Expenses	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
4. General and Administrative Expenses

4.  General and Administrative Expenses

The following summarizes the type of expenses incurred during the three months ended March 31, 2019 and 2018:

	Three Months Ended March 31,
	2019	2018
	(Consolidated and unaudited)	(Consolidated and unaudited)
General and administrative expense:
Professional fees	$4,350	$8,554
Filing fees	-	1,410
Franchise tax expense	-	409
Salary and related expense	-	8,885
Depreciation	125	125
Loss on write off of equipment	371	-
Other office expenses	-	516
Total general and administrative expense	$4,846	$19,899